Goldman Sachs Access Inflation Protected USD Bond ETF Investment Strategy - Goldman Sachs Access Inflation Protected USD Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Index is designed to track the performance of inflation-protected, fixed rate U.S. Treasury Securities denominated in U.S. dollars (“USD”) that meet certain screening criteria. “U.S. Treasury Securities” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Securities include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. As of November 30, 2025, there were 43 issues in the Index and the Index had a weighted average maturity of 7.19 years and a weighted average Macaulay, Modified, Effective, and Real Yield durations of 6.65, 6.51, 4.89 and 6.59 years, respectively. The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). The Index is based on the U.S. sleeve of the FTSE World Inflation-Linked Securities Index (the “Reference Index”) using concepts developed with GSAM. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps. Step 1 In the first step, the Index Provider defines a universe of potential index constituents (the “Universe”) by applying specified criteria to the constituents of the Reference Index. The Reference Index includes fixed-rate, sovereign bonds denominated in USD that are linked to an inflation index. Only constituents of the Reference Index that are U.S. Treasury Inflation-Protected Securities (“TIPS”), have a minimum of 1 year to maturity and a minimum issue size of $5 billion outstanding (before taking into account the Federal Reserve System Open Market Account (“SOMA”) holdings) are included in the Universe. Step 2 In the second step, the Index Provider screens the Universe to exclude securities that are unseasoned. The Index excludes “on-the-run” bonds, or the newest issues for each security term. The Index is constructed by weighting each constituent to match the weighted average real yield duration of the Universe. The Index is normally rebalanced monthly on the last business day of the month to account for changes in maturities (i.e., removing securities with less than 1 year to maturity), new issues and duration to closely match the weighted average real yield duration of the Universe. The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. THE FUND IS NOT A MONEY MARKET FUND AND DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE.